Note 46 - Restricted Assets (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Restricted Availability Assets Abstract
Restricted Accounts, Deposits, Repo Transactions and Trusts	$ 4,703,064,000	$ 4,799,167,000	$ 4,024,491,000
Global Credit Program for Micro, Small and Medium Enterprises Granted by IDB Member
Restricted Assets LineItems
Restricted National Treasury Bonds Adjusted by CER Maturing in Three Years	79,285,000	60,694,000
Restricted National Treasury Bonds in US Dollars Maturing in Five Months	$ 56,145,000
Restricted Secured Bonds Maturing in Two Years			77,382,000
Bicentennial Fund Member
Restricted Assets LineItems
Restricted National Treasury Bonds Adjusted by CER Maturing in Three Years		$ 11,561,000
Restricted Secured Bonds Maturing in Two Years			84,236,000
Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime and Custody of Registered Bills Member
Restricted Assets LineItems
Restricted National Treasury Bonds Adjusted by CER Maturing in Three Years			$ 420,002,000